Restructuring And Related Charges (Summary Of Restructuring And Related Charges) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 60.4	$ 14.0	$ 19.5
HHI Distribution Center Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	27.4
GAC Business Rationalization Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	24.2	5.3
PET Rightsizing Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	8.2
Global Expense Rationalization Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	0.3	4.6	9.0
HHI Business Rationalization Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges		2.2	9.5
Other Restructuring Activities [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	0.3	1.9	1.0
Cost of Goods Sold [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	18.1	0.2	1.4
Operating Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and related charges	$ 42.3	$ 13.8	$ 18.1